GOODWILL - Summary of carrying amount of goodwill (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Beginning balance		¥ 331		¥ 331
Addition	[1]	43,300		0
Accumulated impairment loss		0		0
Goodwill, net		¥ 43,631	$ 6,687	¥ 331

[1]	Represent the goodwill in the acquisition of Tianjin Puxin in December 2020, which was described as Note 3.